Supplement dated May 3, 2019 to the Wilmington Funds Statement of Additional

Information (“SAI”) dated August 31, 2018

Effective May 1, 2019, the following amends and replaces information in the “How are the Funds Sold?” section, under “Advance Commissions,” on page 39 of the SAI dated August 31, 2018.

Deletion of Language

Effective May 1, 2019, the Class A Shares NAV advance commission payment program was discontinued. Accordingly, all references to Advance Commissions in the SAI are hereby deleted.

Please keep this Supplement for future reference.